DIRECT OPERATING COSTS	12 Months Ended
Dec. 31, 2021
Direct Operating Costs [Abstract]
DIRECT OPERATING COSTS	DIRECT OPERATING COSTS
Direct operating costs are costs incurred to earn revenue and include all attributable expenses. The following table lists direct operating costs for the years ended December 31, 2021, 2020 and 2019. Comparative figures have been reclassified to conform to the current period’s presentation:

US$ MILLIONS	2021	2020	2019
Depreciation and amortization	$2,036	$1,705	$1,214
Compensation	1,517	1,284	674
Fuel, transportation and distribution costs	1,514	1,291	929
Cost of inventory	1,308	706	463
Utilities	409	171	72
Other direct operating costs	1,463	1,391	1,257
Total	$8,247	$6,548	$4,609